SUBSEQUENT EVENTS (Details)		12 Months Ended
	Jan. 25, 2022 shares	Oct. 31, 2021 USD ($) $ / shares	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 03, 2021 shares	Jan. 29, 2021 $ / shares	Oct. 31, 2020 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares		$ 0.001					$ 0.001
Gross proceeds | $		$ 9,886,299
Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares		$ 0.001					$ 0.001
Common Class A [Member] | 2021 Performance Incentive Plan
Subsequent Event [Line Items]
Common stock, capital shares reserved					5,000,000
Initial Public Offering | Common Class A [Member]
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares						$ 0.001
Subsequent event
Subsequent Event [Line Items]
Short-term Investments			$ 30,000,000	¥ 191,954,070
Annual interest rate			2.00%	2.00%
Subsequent event | Common Class A [Member] | 2021 Performance Incentive Plan
Subsequent Event [Line Items]
Common stock, capital shares reserved					5,000,000
Shares issued to officers and directors	1,400,000
Subsequent event | Initial Public Offering | Common Class A [Member] | 2021 Performance Incentive Plan
Subsequent Event [Line Items]
Shares issued	1,551,000